Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value
Asset Backed Securities (70.55%)(1)
Aircraft Leases (8.45%)
620,220	Blackbird Capital Aircraft 2021-1A Class B (3)	3.45%	07/15/2046	1.56%	585,861
514,358	Raptor Aircraft Finance LLC 2019-1 Class A (3)	4.21%	08/23/2044	1.31%	492,592
1,050,000	Skyline Aircraft Finance LLC (Westjet) (5)	0.00%	07/27/2038	3.07%	1,155,000
639,931	SOLRR Aircraft 2021-1 Limited Class C (3)	5.68%	10/15/2046	1.67%	626,774
372,575	Stonepeak 2021-1A Class D (3)(5)	7.14%	02/28/2033	0.84%	316,689
					3,176,916
Asset Backed Securities by SBA Confirmation of Originator Fee Certificates (2.54%)
23,434,927	Stifel SBA IO Trust Series 25-1A Class A1 (3)	1.77%	08/15/2038	2.54%	956,965
					956,965
Auto Loans (7.43%)
770,000	Flagship Credit Auto Trust Series 24-1 Class E SUB (3)(5)	8.60%	05/15/2031	1.72%	646,800
1,153,222	Santander Bank Auto Credit - Linked Notes 24-B Class F (3)	8.88%	01/18/2033	3.10%	1,166,101
1,000,000	Santander Bank Auto Credit - Linked Notes 25-A Class F (3)(5)	7.34%	01/16/2034	2.61%	980,000
					2,792,901
Collateralized Debt Obligations (2.65%)
1,000,000	BDS Ltd. 24FL 13 Class E (1 Month SOFR + 4.44%, 0.00% Floor) (3)	8.11%	09/19/2039	2.65%	998,068
					998,068
Collateralized Loan Obligations (15.96%)
1,000,000	Annisa CLO Ltd. 2016-2A ERR (3)(5)	10.59%	07/20/2031	2.55%	960,000
1,200,000	Ares Direct Lending CLO Ltd. 2024-1A Class A (3)	5.47%	04/25/2036	3.19%	1,199,819
2,790,000	AXA Investment Managers - Allegro CLO Ltd. 2018-1A SUB (3)(5)	0.00%	06/13/2031	0.00%	3
1,385,000	BlackRock Financial Management - Magnetite CLO Ltd. 2021-30A SUB (3)(5)	0.00%	10/25/2037	1.77%	664,800
50,000	Blue Owl Capital - Tralee CDO Ltd. 2018-5A Class FR (3 Month SOFR + 0.26%, 8.89% Floor) (3)(5)	12.82%	10/20/2034	0.10%	37,453
800,000	Blue Owl Capital - Tralee CDO Ltd. 2018-5A Class SUB (3)(5)	0.00%	10/20/2034	0.10%	38,471
750,000	Cerberus CLO Ltd. 2024-1A Class A (3)	5.57%	04/15/2036	2.00%	749,810
1,240,000	Fortress Credit BSL Ltd. 2021-1A Class ER (3)(5)	9.42%	04/20/2033	3.03%	1,140,800
1,250,000	Greywolf Capital Management CLO Ltd. 2019-1A SUB (3)(5)	0.00%	04/17/2034	0.59%	221,875
1,100,000	MJX Asset Management - Venture CDO Ltd. 2016-24A SUB (3)(5)	0.00%	10/20/2028	0.00%	110
600,000	MJX Asset Management - Venture CDO Ltd. 2018-32A SUB (3)	0.00%	07/18/2031	0.00%	60
470,000	MJX Asset Management - Venture CDO Ltd. 2018-34A SUB (3)(5)	0.00%	10/15/2031	0.00%	47
600,383	MJX Asset Management - Venture CLO Ltd. 2014-19A ARR (3)(5)	5.19%	01/15/2032	1.58%	592,535
5,000,000	Neuberger Berman CLO Ltd. Series 2019-35A Class BI (3)(5)	3.64%	01/19/2033	0.93%	350,000
1,332,000	OFSBS-2018-1A-FEE (5)	0.00%	10/15/2026	0.00%	134
1,000,000	Sound Point Capital Management - Blue Mountain CLO Ltd. 2018-2A Class SUB (3)	0.00%	08/15/2031	0.00%	100
1,200,000	Vibrant Partners CLO Ltd. 2018-8A Class SUB (3)(5)	0.00%	04/15/2041	0.06%	24,000
1,100,000	Voya Alternative Asset Management CLO Ltd. 2018-1A SUB (3)(5)	0.00%	04/19/2031	0.06%	21,747
1,460,000	Zais Group CLO 6 Ltd. 2017-1A Class SUB (3)	0.00%	07/15/2029	0.00%	146
54,199	Zais Group CLO Ltd. 2017-1A Class E (3 Month SOFR + 7.00%, 0.00% Floor) (3)(5)	10.93%	07/15/2029	0.00%	5
1,460,000	ZAIS6-2017-1A-FEE (5)	0.00%	10/15/2026	0.00%	-
					6,001,915
Commercial Mortgage-Backed Securities (3.21%)
1,390,000	Wells Fargo Bank - Barclays Commercial Mortgage 2018-CHRS Class E (3)	4.27%	08/05/2038	3.21%	1,206,407
					1,206,407
Confirmation of Originator Fee Certificates (1.57%)
7,548,398	SBA Confirmation of Originator Fee Certificates (5)(6)	Various (6)	Various (6)	1.57%	589,447
					589,447
Consumer Loans (0.49%)
184,428	LendingPoint LLC Asset Securitization Trust Surveillance 20-REV1 Class C (3)	7.70%	10/15/2028	0.49%	184,005
					184,005
Residential Mortgage-Backed Securities (28.24%)
130,624	Countrywide Alternative Loan Trust Series 2006-J5 Class 1A4 (5)	6.50%	09/25/2036	0.17%	63,353
7,871	Countrywide Home Loan Series 2003-49 Class B1	5.33%	12/19/2033	0.02%	7,233
3,000,000	Fannie Mae - CAS 22-R01 Class 1B2 (1 Month SOFR + 6.00%, 0.00% Floor) (3)	9.66%	12/25/2041	8.18%	3,077,831
3,100,000	Fannie Mae - CAS 22-R03 Class 1B2 (1 Month SOFR + 9.85%, 0.00% Floor) (3)	13.51%	03/25/2042	8.84%	3,322,937
18,493	JP Morgan Mortgage Trust Series 2006-A1	6.05%	02/25/2036	0.03%	12,556

Current Principal Amount/ Shares	Description	Rate	Maturity	Percentage of Net Assets	Fair Value

Asset Backed Securities (continued) (70.55%)(1)
Residential Mortgage-Backed Securities (continued) (28.24%)
3,000,000	Freddie Mac - STAR 2021-HQA4 B2 (1 Month SOFR + 7.00%, 0.00% Floor) (3)(4)	10.66%	05/17/2039	8.23%	3,094,812
750,000	Progress Residential Trust 2021 - SFR3 Class H (3)	4.75%	05/17/2026	1.99%	747,418
282,791	Residential Asset Securitization Trust 03-A15 Class B1 (5)	5.57%	02/25/2034	0.54%	204,025
118,192	Structured Asset Securities Corporation 2003-9A Class B2II (5)	5.28%	03/25/2033	0.24%	90,038
					10,620,203
Supply Chain Receivable (0.01%)
843,941	Raistone - First Brands Supply Chain Finance Program (5)	0.00%	10/01/2025	0.01%	2,110
744,939	Raistone - First Brands Supply Chain Finance Program (5)	0.00%	09/24/2025	0.00%	1,862
					3,972

Total Asset Backed Securities (Cost $35,090,507)					26,530,799

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Current Principal Amount/ Shares	Description	Rate (2)	Maturity	Percentage of Net Assets	Fair Value
Corporate Debt (4.73%) (1)
High Tech Industries (4.73%)
	Aventive Technologies
36,120	First Lien Term Loan (3 Month SOFR + 4.87%, 7.50% Floor), 12.37% (5)	0.00%	03/28/2026	0.09%	35,397
	Aventive Technologies
787,669	First Lien Term Loan (3 Month SOFR + 4.26%, 1.00% Floor), 14.52% (5)	0.00%	04/24/2030	2.14%	803,422
	SIRVA Worldwide, Inc.
645,000	First Lien Term Loan (1 Month SOFR + 4.35%, 8.00% Floor), 12.35% (5)	0.00%	02/20/2029	2.50%	938,400
					1,777,219

Total Corporate Debt (Cost $1,800,496)					1,777,219

Preferred Stocks (4.32%) (1)
Other REITS (4.32%)
49,521	AGNC Investment Corp, Series F	6.13%		3.20%	$1,201,875
1,594	Annaly Capital Management, Series G	6.50%		0.10%	38,894
11,334	MFA Financial Inc., Series F	6.50%		0.64%	239,941
6,255	New Residential Inv Corp, Series C	6.38%		0.38%	141,738
					1,622,448

Total Preferred Stocks (Cost $1,722,268)					1,622,448

Short-Term Investment - Investment Companies (0.00%) (1)
-	First American Government Obligation - Class X	3.58%		0.00%	-
Total Short-Term Investment - Investment Companies (Cost $0)					-

Total Investments (79.60%) (1) (Cost $37,635,684)					29,930,466
Reverse Purchase Agreements (-1.92%)(1)					(722,000)
Other Assets In Excess of Liabilities (22.32%) (1)					8,394,968
Total Net Assets (100.00%) (1)					$37,603,434

1 Month Secured Overnight Financing Rate (SOFR) as of March 31, 2026 was 3.65%.
3 Month Secured Overnight Financing Rate (SOFR) as of March 31, 2026 was 3.67%.

(1) Percentages are stated as a percent of net assets.
(2) Rate reported is the current yield as of March 31, 2026.
(3) 144(a) - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2026, these securities amounted to $24,405,041 or 64.90% of net assets.

(4) Collateral or partial collateral for securities sold subject to repurchase. As of March 31, 2026, these securities amounted to $3,094,812 or 8.23% of net assets.
(5) Security is categorized as Level 3 per the Fund's fair value hierarchy. As of March 31, 2026, these securities amounted to $9,878,523 or 26.27% of net assets.

(6) This security represents a basket of interest only strips. Please refer to Note 7 in these financial statements regarding "Additional Disclosure of SBA Confirmation of Originator Fee Certificates Custom Basket Holdings" for additional information.

Ellington Income Opportunities Fund
SCHEDULE OF INVESTMENTS (continued)
March 31, 2026 (Unaudited)

Centrally Cleared Interest Rate Swaps

Counterparty	Fixed Annual Rate	Floating Rate Index	Floating Rate Paid or Received	Payment Frequency	Maturity Date	Notional Amount	Upfront Premium Paid / (Received)	Unrealized Appreciation / (Depreciation)	Fair Value
J.P. Morgan	2.61%	SOFR	Paid	Annually	08/09/2032	$339,223	$-	$(20,639)	$(20,639)
J.P. Morgan	3.89%	SOFR	Received	Daily	06/17/2031	650,000	-	(7,953)	(7,953)
J.P. Morgan	4.04%	SOFR	Received	Daily	02/25/2027	1,400,000	-	(3,933)	(3,933)
J.P. Morgan	3.46%	SOFR	Received	Daily	08/12/2030	105,000	-	580	580
$-	$(31,945)	$(31,945)

Ellington Income Opportunities Fund

Notes to Schedule of Investments
March 31, 2026 (Unaudited)

VALUATION

The following is a description of the valuation methodologies used for the Fund’s financial instruments. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 valuation methodologies include the observation of quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 valuation methodologies include the observation of (i) quoted prices for similar assets or liabilities in active markets, (ii) inputs other than quoted prices that are observable for the asset or liability (for example, interest rates and yield curves) in active markets and (iii) quoted prices for identical or similar assets or liabilities in markets that are not active.

Level 3 fair value methodologies include (i) the solicitation of valuations from third parties (typically, broker-dealers), (ii) the use of proprietary models that require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment assumptions and default rate assumptions, and (iii) the assessment of observable or reported recent trading activity. The Fund utilizes such information to assign a good faith fair value (the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction at the valuation date) to each such financial instrument.

Market quotations are not typically readily available for the majority of the Fund’s securities, they are often valued at fair value as determined by the Fund’s Advisor, in its capacity as Valuation Designee (the “Valuation Designee”). The Valuation Designee seeks to obtain at least one third-party indicative valuation for each instrument and obtains multiple indicative valuations when available. Third-party valuation providers often utilize proprietary models that are highly subjective and also require the use of a significant amount of judgment and the application of various assumptions including, but not limited to, prepayment and default rate assumptions. The Valuation Designee has been able to obtain third-party indicative valuations on the vast majority of the Fund’s investments and expects to continue to solicit third-party valuations on substantially all investments in the future to the extent practical. The Valuation Designee generally values each financial instrument using a third-party valuation received. However, such third-party valuations are not binding, and while the Valuation Designee generally does not adjust such valuations, the Valuation Designee may challenge or reject a valuation when, based on validation criteria, the Valuation Designee determines that such valuation is unreasonable or erroneous. Furthermore, the Valuation Designee may determine, based on validation criteria, that for a given instrument the third-party valuations received does not result in what the Valuation Designee believes to be fair value, and in such circumstances the Valuation Designee may override the third-party valuation with its own good faith valuation. The validation criteria include the use of the Valuation Designee’s own models, recent trading activity in the same or similar instruments, and valuations received from third parties.

The Valuation Designee’s valuation process, including the application of validation criteria, is overseen and periodically reviewed by the Fund’s Board of Trustees. Because of the inherent uncertainty of valuations, these estimated values may differ significantly from the values that would have been used had a ready market for the financial instruments existed, and the differences could be material to the financial statements.
The table below reflects the value of the Fund’s Level 1, Level 2 and Level 3 financial instruments measured at fair value as of March 31, 2026:

Description	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$18,429,495	$8,101,304	$26,530,799
Corporate Debt	-	-	1,777,219	1,777,219
Preferred Stocks	1,622,448	-	-	1,622,448
Short-Term Investments	-	-	-	-
Total Investments	$1,622,448	$18,429,495	$9,878,523	$29,930,466

Other Financial Instruments*
Interest Rate Swaps	$-	$(31,945)	$-	$(31,945)
Total Swaps Contracts	$-	$(31,945)	$-	$(31,945)
*Other financial instruments are derivative instruments, such as swap contacts, which are reported at market value.

The Fund generally uses prices provided by an independent pricing service, broker, or agent bank, which provide non-binding indicative prices on or near the valuation date as the primary basis for fair value determinations for certain instruments. The independent pricing services typically value such securities based on one or more inputs, including but not limited to benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities, and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data.  In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements, and specific deal information.  These values are non-binding, and may not be determinative of fair value. Values are evaluated during the Fund's valuation process by management in conjunction with additional information about the instrument, similar instruments, market indicators and other information.

Ellington Income Opportunities Fund

Notes to Schedule of Investments (continued)
March 31, 2026 (Unaudited)

Below is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Description
Balance as of December 31, 2025	$7,880,312
Purchases	1,972,258
Sales proceeds and paydowns	(2,426,222)
Realized gain / (loss)	(722,517)
Payment-in-kind	-
Change in unrealized gain / (loss)	319,216
Transfers into Level 3	3,812,441
Transfer out of Level 3	(956,965)
Ending Balance – March 31, 2026	$9,878,523

Change in unrealized appreciation / (depreciation) during the period for Level 3 investments held at March 31, 2026	$(358,118)

The following table presents information about unobservable inputs related to the Fund’s categories of Level 3 investments as of March 31, 2026:

	Fair Value at 3/31/2026		Valuation Methodology	Unobservable Inputs	Input Value / Range	Weighted Average(1)

Asset-Back Securities backed by Aircraft Leases	$1,471,689		Discounted Cash Flows	Yield	11.01% to 22.00%	13.38%

Asset-Back Securities backed by Auto Loans	1,626,800		Discounted Cash Flows	Yield	8.70% to 14.10%	10.85%
Collateralized Loan Obligations	629,988		Dealer Marked with Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	(0.85)% to (1.30)%	(1.08)%
Collateralized Loan Obligations	3,421,922		Discounted Cash Flows	Yield	12.15% to 39.77%	15.67%
				Projected Collateral Prepayments	23.27% to 47.88%	31.92%
				Projected Collateral Losses	4.09% to 8.21%	6.81%
				Projected Collateral Recoveries	4.09% to 8.17%	6.50%
				Projected Collateral Scheduled Amortization	43.21% to 61.86%	54.8%
						100.00%

Confirmation of Originator Fee Certification	589,447		Option Adjusted Spread (“OAS”)	SOFR OAS (2)	370.39 to 370.39	370.39%
Corporate Debt	1,777,220		Discounted Cash Flows	Yield	15.08% to 15.82%	15.42%
Residential Mortgage-Backed Securities	204,025		Dealer Marked w Odd Lot Sizing Adjustment	Odd Lot Sizing Adjustment	(1.68)% to (1.68)%	(1.68)%
Residential Mortgage-Backed Securities	153,391		Discounted Cash Flows	Yield	6.83% to 11.99%	9.86%

				Projected Collateral Prepayments	28.74% to 45.65%	38.67%
				Projected Collateral Losses	0.81% to 2.51%	1.51%
				Projected Collateral Recoveries	8.84% to 10.94%	9.71%
				Projected Collateral Scheduled Amortization	44.70% to 57.81%	50.1%
						100.00%

Supply Chain Receivable	3,972	(3)
Total	$9,878,523
(1)	Averages are weighted based on the fair value of the related instrument.
(2)	Shown in basis points.
(3)	Contains certain positions, including but not limited to oddlots, that do not produce meaningful ranges when evaluating unoberservable inputs as it related to determining fair market value.
A change in unobserved inputs might result in significantly higher or lower fair value measurement as of March 31, 2026.

BORROWING

Reverse Repurchase Agreements: As of March 31, 2026, the Fund had the following reverse repurchase agreements outstanding, which were equal to 1.92% of the Fund’s net assets:

Counterparty	Amount Borrowed	Borrowing Rate	Borrowing Date	Maturity Date	Borrowing & Interest
JP Morgan Securities	$722,000	4.92%	03/10/26	06/10/26	$724,171
Totals	$722,000				$724,171

As of March 31, 2026, the fair value of securities held as collateral for reverse repurchase agreements was $3,094,812 as noted on the Schedule of Investments. Reverse repurchase agreements are not included in the fair value hierarchy because they are carried at face value. For the period ended March 31, 2026, the average daily balance and average interest rate in effect for reverse repurchase agreements were $1,254,711 and 3.71%, respectively.